Commitments and Contingencies (Leases, Schedule of Rent Expense) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Sublease rentals	$ 8	$ 1	$ 29	$ 26
Successor [Member]
Operating Leased Assets [Line Items]
Store base rent	6		33	32
Equipment rent	4		14	12
Total cash rent	10		47	44
Straight-line rent	2		1	0
Capital lease offset	0		0	0
Net rent expense	$ 12		$ 48	$ 44
Predecessor [Member]
Operating Leased Assets [Line Items]
Store base rent		1
Equipment rent		0
Total cash rent		1
Straight-line rent		0
Capital lease offset		0
Net rent expense		$ 1